Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 30.2%
Banco BBVA Peru SA	4,374,861	$4,324,028
Banco de Credito del Peru	74,921	115,704
Credicorp Ltd.	152,501	32,206,686
Intercorp Financial Services Inc.	146,543	5,854,393

		42,500,811

Capital Markets — 0.6%
Bolsa de Valores de Lima SAA, Class A	1,210,488	776,251

Construction & Engineering — 1.5%
Grana y Montero SAA(a)	4,843,918	2,051,844

Construction Materials — 5.1%
Cementos Pacasmayo SAA	2,019,007	3,771,347
Union Andina de Cementos SAA	5,801,459	3,413,125

		7,184,472

Electric Utilities — 5.6%
Enel Distribucion Peru SAA	1,288,809	2,596,953
Luz del Sur SAA	758,115	5,349,957

		7,946,910

Food & Staples Retailing — 4.3%
InRetail Peru Corp.(b)	171,421	6,034,019

Food Products — 4.8%
Alicorp SAA	2,394,518	6,198,488
Casa Grande SAA	662,176	506,444

		6,704,932

Metals & Mining — 38.2%
Cia. de Minas Buenaventura SAA, ADR	1,081,805	16,627,343
Corp. Aceros Arequipa SA, NVS	2,626,101	672,072
Hochschild Mining PLC	2,091,900	4,410,574
Minsur SA	7,424,187	3,232,180
Nexa Resources Atacocha SAA, Class B(a)	5,564,862	204,621
Pan American Silver Corp.	210,841	4,054,116
Sociedad Minera Cerro Verde SAA	150,255	2,706,092
Southern Copper Corp.	428,879	16,310,268
Volcan Cia. Minera SAA, Class B, NVS(a)	24,062,695	2,427,858

Security	Shares	Value

Metals & Mining (continued)
Wheaton Precious Metals Corp.	109,985	$3,022,362

		53,667,486

Multiline Retail — 1.9%
SACI Falabella	671,510	2,687,887

Oil, Gas & Consumable Fuels — 2.0%
PetroTal Corp.(a)	6,206,175	1,886,507
Refineria La Pampilla SAA Relapasa(a)	32,813,946	916,995

		2,803,502

Real Estate Management & Development — 1.9%
Parque Arauco SA	1,273,182	2,721,756

Trading Companies & Distributors — 3.4%
Ferreycorp SAA	7,699,229	4,846,698

Total Common Stocks — 99.5% (Cost: $190,829,223)		139,926,568

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	485,000	485,000

Total Short-Term Investments — 0.3% (Cost: $485,000)		485,000

Total Investments in Securities — 99.8% (Cost: $191,314,223)		140,411,568

Other Assets, Less Liabilities — 0.2%		234,972

Net Assets — 100.0%		$140,646,540

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	485,000	485,000	$485,000	$791	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	15	12/20/19	$779	$(10,285)

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Peru ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$139,926,568	$—	$—	$139,926,568
Money Market Funds	485,000	—	—	485,000

	$140,411,568	$—	$—	$140,411,568

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,285)	$—	$—	$(10,285)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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